ORGANIZATION AND CAPITAL MANAGEMENT - Reconciliation of the Corporation's Capital (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Management Commentary Explanatory [Line Items]
Cash and cash equivalents	$ 16,242	$ 15,051	$ 11,222
Other financial assets	30,033	25,887
Accounts receivable and other	33,509	30,218
Inventory	8,849	8,458
Assets classified as held for sale	12,780	10,291
Equity accounted investments	79,881	68,310	59,124
Investment properties	85,613	103,665	124,152
Property, plant and equipment	165,992	153,019
Intangible assets	38,496	36,072	38,994
Goodwill	43,355	35,730	$ 34,911
Deferred income tax assets	4,221	3,723
Accounts payable and other	(56,457)	(55,502)
Liabilities associated with assets classified as held for sale	(5,891)	(4,721)
Deferred income tax liabilities	(27,009)	(25,267)
Subsidiary equity obligations	(3,808)	(4,759)
Net Assets Before Common Equity in Managed Investments	425,806	400,175
Common Equity in Managed Investments	0	0
Corporation's Capital	425,806	400,175
Financial liabilities	310,677	285,251
Non-recourse borrowings of managed entities	245,311	220,560
Equity	166,194	165,383
Non-controlling interest - preferred equity	230	230
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	14,301	14,232
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	118,308	119,406
Non-controlling interest - preferred equity	$ 118,308	119,406
Ownership interest in BAM
Management Commentary Explanatory [Line Items]
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]	73.00%
Disclosure of subsidiaries [line items]
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]	73.00%
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	$ 4,090	4,103
Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	4,828	5,017
Common shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	113,480	114,389
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	43,796	41,874
Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	$ 4,090	4,103
BWS [Member] | Ownership interest in BAM
Management Commentary Explanatory [Line Items]
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]	4.00%
Disclosure of subsidiaries [line items]
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]	4.00%
The Corporation
Management Commentary Explanatory [Line Items]
Cash and cash equivalents	$ 461	820
Other financial assets	2,114	1,234
Accounts receivable and other	2,866	3,092
Inventory	0	0
Assets classified as held for sale	0	0
Equity accounted investments	2,330	2,488
Investment properties	18	16
Property, plant and equipment	151	113
Intangible assets	83	85
Goodwill	0	0
Deferred income tax assets	467	342
Accounts payable and other	(4,684)	(3,368)
Liabilities associated with assets classified as held for sale	0	0
Deferred income tax liabilities	(340)	(530)
Subsidiary equity obligations	0	0
Net Assets Before Common Equity in Managed Investments	3,466	4,292
Common Equity in Managed Investments	58,951	56,147
Corporation's Capital	62,417	60,439
Non-recourse borrowings of managed entities	0	0
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	14,301	14,232
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,090
The Corporation | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	230	230
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	43,796	41,874
The Corporation | Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,090	4,103
Managed Investments
Management Commentary Explanatory [Line Items]
Cash and cash equivalents	15,781	14,231
Other financial assets	27,919	24,653
Accounts receivable and other	32,442	28,281
Inventory	8,849	8,458
Assets classified as held for sale	12,780	10,291
Equity accounted investments	77,551	65,822
Investment properties	85,595	103,649
Property, plant and equipment	165,841	152,906
Intangible assets	38,413	35,987
Goodwill	43,355	35,730
Deferred income tax assets	3,754	3,381
Accounts payable and other	(53,572)	(53,289)
Liabilities associated with assets classified as held for sale	(5,891)	(4,721)
Deferred income tax liabilities	(26,669)	(24,737)
Subsidiary equity obligations	(3,808)	(4,759)
Net Assets Before Common Equity in Managed Investments	422,340	395,883
Common Equity in Managed Investments	0	0
Corporation's Capital	422,340	395,883
Non-recourse borrowings of managed entities	245,311	220,560
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Managed Investments | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	118,078	119,176
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	58,951	56,147
Managed Investments | Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	0	0
Elimination
Management Commentary Explanatory [Line Items]
Cash and cash equivalents	0	0
Other financial assets	0	0
Accounts receivable and other	(1,799)	(1,155)
Inventory	0	0
Assets classified as held for sale	0	0
Equity accounted investments	0	0
Investment properties	0	0
Property, plant and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Deferred income tax assets	0	0
Accounts payable and other	1,799	1,155
Liabilities associated with assets classified as held for sale	0	0
Deferred income tax liabilities	0	0
Subsidiary equity obligations	0	0
Net Assets Before Common Equity in Managed Investments	0	0
Common Equity in Managed Investments	(58,951)	(56,147)
Corporation's Capital	(58,951)	(56,147)
Non-recourse borrowings of managed entities	0	0
Elimination | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Elimination | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	0	0
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	(58,951)	(56,147)
Elimination | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	$ 0	$ 0